Unaudited interim condensed consolidated statement of cash flows - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Cash flows used in operating activities
Net loss for the period		€ (175,882)	€ (49,029)
Elimination of non-cash or non-operating income and expenses
Depreciation, amortization and provisions		4,109	1,878
Gross value of tangible and intangible assets sold		14
Deferred and current taxes		(571)	22
Tax credits		(1,125)	(2,657)
Cost of debt		9,598	5,180
Share-based compensation expense		8,009	2,238
Share of net profit of associates and joint ventures accounted for using the equity method		220	8
Exchange (gains) / losses		908	(73)
Fair value variation through profit and loss		102,640	(8,506)
Cash flows used in operations before tax, interest and changes in working capital		(52,080)	(50,939)
Decrease / (increase) in operating and other receivables		(14,491)	4,075
Increase / (decrease) in operating and other payables		8,438	(2,409)
Decrease / (increase) in inventories			24
Tax credit received		4,915	5,333
Other(1)	[1]	(507)	(4,426)
Tax, interest and changes in operating working capital		(1,645)	2,597
Net cash used in operating activities		(53,725)	(48,342)
Cash flows provided by (used in) investing activities
Purchases of property, plant and equipment and intangible assets		(57)	(255)
Disposals of property, plant and equipment and intangible assets			90
Decrease / (Increase) in short-term deposit accounts		(24,742)	70
Increase / (Decrease) in other non-current financial assets			9,008
Net cash flows provided by (used in) investing activities		(24,799)	8,912
Cash flows provided by financing activities
Capital increase		57,370	6
Transaction costs related to capital increase		(7,519)
Issue of prefunded warrants		58,206
Subscription of borrowings			24,911
Repayment of debt		(1,791)	(1,177)
Repayment of lease liabilities		(1,317)	(1,173)
Interests paid		(168)
Net cash flows provided by financing activities		104,780	22,568
Net increase (decrease) in cash and cash equivalents		26,257	(16,863)
Cash and cash equivalents at beginning of period		96,564	26,918
Exchange gains / (losses)		(744)	92
Net cash and cash equivalents at the end of period		€ 122,076	€ 10,147

[1]	Including a €0.5 million variation of prepaid